PER SHARE INFORMATION (Details) (USD $)	3 Months Ended		9 Months Ended		12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012	Dec. 31, 2011	Mar. 31, 2012	Mar. 31, 2011
Numerator
Net Income (loss) attributable to common shareholders - Basic	$ 9,363,166	$ 8,720,994	$ (109,023)	$ (8,093,110)	$ (15,167,289)	$ (13,582,159)
Net Income attributable to common shareholders - Diluted	$ 9,390,983	$ 8,807,320
Denominator
Weighted-average shares of common stock outstanding (in shares)	350,220,224	262,067,347	345,384,514	247,443,617	259,163,279	100,020,520
Dilutive effect of stock options, warrants and convertible securities (in shares)	135,987,189	164,970,150
Net (loss) income per share
Basic (in dollars per share)	$ 0.03	$ 0.03	$ 0	$ (0.03)
Diluted (in dollars per share)	$ 0.02	$ 0.02	$ 0	$ (0.03)
Net (Loss) per Share - Basic and Diluted					$ (0.06)	$ (0.14)
Potentially dilutive securities excluded from the calculation of diluted loss per share ( in accordance with GAAP)
Stock Options (in shares)					2,999,000	3,057,000
Convertible Preferred Stock (in shares)					94,512,298	180,881,120
Warrants (in shares)					161,478,979	155,325,048